Subsequent Events	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
Applied Digital Cloud Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Subsequent Events

9.	Subsequent Events

The Company has evaluated events that occurred after the balance sheet date and through the date of the financial statements were issued. The Company concluded that no subsequent events occurred during this period that would require recognition in the unaudited condensed combined financial statements or disclosure in the notes thereto, except as described below.

On May 5, 2026 (the “Closing Date”), Ekso Bionics Holdings, Inc., a Nevada corporation (“Ekso”), consummated the previously announced business combination transaction (the “Business Combination”) contemplated by that certain Contribution and Exchange Agreement (the “Contribution and Exchange Agreement”), dated February 15, 2026, by and among the Ekso, APLD Intermediate HoldCo LLC, a Delaware limited liability company (“APLD Intermediate”), APLD ChronoScale HoldCo LLC, a Delaware limited liability company and a wholly owned subsidiary of APLD Intermediate (“Contributor”), each a wholly owned direct or indirect subsidiary of Applied Digital Parent, and Cloud, a wholly owned indirect subsidiary of Applied Parent and a direct subsidiary of Contributor as of immediately prior to Closing (as defined below). Upon the Closing, the Company changed its name to “ChronoScale Corporation” and Cloud became a wholly owned subsidiary of the Company. Unless the context otherwise requires, references to the “Company” refer to Ekso Bionics Holdings, Inc. prior to the Closing and ChronoScale Corporation following the Closing.

In connection with, and as a condition to Closing of the Business Combination, on May 1, 2026, the Company entered into the Securities Purchase Agreement with Applied Parent, pursuant to which the Company agreed to sell and issue to Applied Parent 1,311,407 shares of Common Stock (the “Private Placement Shares”). The Private Placement Shares were sold at an offering price of $12.01 per share, the closing price of the Common Stock on April 30, 2026, the date immediately preceding the date of execution of the Securities Purchase Agreement, for gross proceeds of approximately $15.8 million. The closing of the transaction pursuant to the Securities Purchase Agreement took place on May 5, 2026 immediately prior to the Closing.

On June 2, 2026, Applied Parent paid off all amounts outstanding under the SAFE agreements in an amount of $13.3 million following agreement with the investor.

10.	Subsequent Events

The Company has evaluated events that occurred after the balance sheet date and through the date the financial statements were issued. The Company concluded that no subsequent events occurred during this period that would require recognition in the combined financial statements or disclosure in the notes thereto, except as described below.

On May 5, 2026 (the “Closing Date”), Ekso Bionics Holdings, Inc., a Nevada corporation (“Ekso”), consummated the previously announced business combination transaction (the “Business Combination”) contemplated by that certain Contribution and Exchange Agreement (the “Contribution and Exchange Agreement”), dated February 15, 2026, by and among the Ekso, APLD Intermediate HoldCo LLC, a Delaware limited liability company (“APLD Intermediate”), APLD ChronoScale HoldCo LLC, a Delaware limited liability company and a wholly owned subsidiary of APLD Intermediate (“Contributor”), each a wholly owned direct or indirect subsidiary of Applied Digital Parent, and Cloud, a wholly owned indirect subsidiary of Applied Parent and a direct subsidiary of Contributor as of immediately prior to Closing (as defined below). Upon the Closing, the Company changed its name to “ChronoScale Corporation” and Cloud became a wholly owned subsidiary of the Company. Unless the context otherwise requires, references to the “Company” refer to Ekso Bionics Holdings, Inc. prior to the Closing and ChronoScale Corporation following the Closing.

In connection with, and as a condition to Closing of the Business Combination, on May 1, 2026, the Company entered into the Securities Purchase Agreement with Applied Parent, pursuant to which the Company agreed to sell and issue to Applied Parent 1,311,407 shares of Common Stock (the “Private Placement Shares”). The Private Placement Shares were sold at an offering price of $12.01 per share, the closing price of the Common Stock on April 30, 2026, the date immediately preceding the date of execution of the Securities Purchase Agreement, for gross proceeds of approximately $15.8 million. The closing of the transaction pursuant to the Securities Purchase Agreement took place on May 5, 2026 immediately prior to the Closing.

Also, subsequent to the year ended May 31, 2025, the Company renegotiated the majority of its finance leases to extend the duration of the lease agreements, thus extending finance lease payments through fiscal year 2028. Additionally, after year end and through May 31, 2026, the Company made finance lease payments of approximately $89.5 million and operating lease payments of $21.0 million.